Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	$ 2,774,024	$ 1,921,496	$ 1,228,307
ICMS in Brazil [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	2,154,158	1,411,772	857,582
PIS and COFINS Taxes in Brazil [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	474,826	347,608	203,095
Taxes on Sales in Peru [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	$ 81,694	$ 70,271	$ 88,084